Contents of Significant Accounts - Leases (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Lease By Lessee [Line Items]
Depreciation	$ 644,545
Ending balance	8,291,517	$ 277,216
Current	569,957		$ 19,056		$ 0
Noncurrent	5,461,068		$ 182,583		0
Total	6,031,025			$ 6,006,457	$ 0
Land [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	366,827
Ending balance	5,700,136
Buildings [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	87,572
Ending balance	473,558
Machinery and equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	180,115
Ending balance	2,092,924
Transportation equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	6,001
Ending balance	12,019
Other equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	4,030
Ending balance	$ 12,880